UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22158

The Thirty-Eight Hundred Fund, LLC
(Exact name of registrant as specified in charter)

3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada			89169-0925
(Address of principal executive offices)			(Zip code)

Joseph R. York The Thirty-Eight Hundred Fund, LLC 3800 Howard Hughes Parkway, Suite 900 Las Vegas, Nevada 89169-0925
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(702) 791-6346

Date of fiscal year end:	November 30

Date of reporting period:	November 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Report(s) to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1) is as follows:

The Thirty-Eight Hundred Fund, LLC
Annual Report
November 30, 2011

The Thirty-Eight Hundred Fund, LLC

THE THIRTY-EIGHT HUNDRED FUND, LLC

Management Commentary

November 30, 2011

Dear Shareholders:

The Thirty-Eight Hundred Fund, LLC (the Fund) generated significant cash flows in 2011, most of which resulted from amortization of the Fund’s various Residential Mortgages Backed Securities (RMBS). The Fund re-invested $1.8 billion in long-term investments and made distributions to shareholders of $2.5 billion.

The Federal Reserve Open Market Committee policy measures are expected to hold long-term interest rates at historically low levels, resulted in further refinancing in the RMBS market, which contributed to the Fund’s cash flows. The Fund re-invested excess liquidity primarily in Corporate Bonds, as Corporate Bonds offered higher returns relative to other fixed income segments. As of November 30, 2011, Corporate Bonds represented 24% of the Fund’s net assets compared to 9.6% of the Fund’s net assets as November 30, 2010.

The Fund made few divestitures during 2011 as its investment holdings were able to produce positive returns. Given the limited investment opportunities, the Fund returned approximately $1 billion in capital to its shareholders.

The Fund expects US interest rates remain at low levels through 2012, which will likely limit the Fund’s re-investment activity.

Regards,

Wells Capital Management

Past performance is not indicative of future results. Corporate bonds, as with other types of bonds, offer rates that are commensurate with risks and may fluctuate in value depending on features and maturity. For more information about Fund risks please refer to Form N-2.

The Thirty-Eight Hundred Fund, LLC

Portfolio of Investments

November 30, 2011

	Principal
Description	Amount	Value
LONG-TERM INVESTMENTS—96.9%
RESIDENTIAL MORTGAGE-BACKED SECURITIES-AGENCY-8.3%
Federal National Mortgage Association (Fannie Mae) (a)
Pool #898832, 5.50%, 11/01/36	$6,362,600	$6,925,293
Pool #256513, 5.50%, 12/01/36	10,053,078	10,942,147
Pool #922039, 5.50%, 2/01/37	10,974,608	11,931,456
Pool #916976, 5.50%, 4/01/37	9,869,996	10,730,536
Pool #256799, 5.50%, 7/01/37	8,954,598	9,735,327
Pool #936523, 5.50%, 7/01/37	11,725,921	12,748,274
Pool #888638, 5.50%, 9/01/37	5,675,647	6,170,493
Pool #966544, 5.50%, 10/01/37	3,092,806	3,362,460
Pool #947985, 5.50%, 11/01/37	15,420,639	16,765,126
Pool #953397, 5.50%, 11/01/37	10,364,529	11,268,186
Pool #966312, 5.50%, 11/01/37	106,522	115,809
Pool #954918, 5.50%, 12/01/37	3,615,372	3,930,588
Pool #956968, 5.50%, 12/01/37	5,596,908	6,084,888
Pool #959005, 5.50%, 12/01/37	3,111,868	3,383,184
Pool #960376, 5.50%, 12/01/37	9,359,315	10,175,331
Pool #960392, 5.50%, 12/01/37	8,006,451	8,704,513
Pool #965506, 5.50%, 12/01/37	3,555,095	3,865,055
Pool #966418, 5.50%, 12/01/37	6,856,939	7,454,778
Pool #966422, 5.50%, 12/01/37	2,829,359	3,076,044
Pool #967277, 5.50%, 12/01/37	5,865,090	6,376,452
Pool #933343, 5.50%, 1/01/38	2,525,573	2,744,982
Pool #953590, 5.50%, 1/01/38	10,000,804	10,872,749
Pool #954243, 5.50%, 1/01/38	3,047,677	3,313,396
Pool #956507, 5.50%, 1/01/38	2,883,057	3,133,523
Pool #956844, 5.50%, 1/01/38	2,386,101	2,593,394
Pool #956846, 5.50%, 1/01/38	13,852,940	15,056,415
Pool #956847, 5.50%, 1/01/38	8,514,075	9,253,735
Pool #960427, 5.50%, 1/01/38	10,324,899	11,225,101
Pool #960482, 5.50%, 1/01/38	12,278,749	13,349,302
Pool #960511, 5.50%, 1/01/38	19,049,726	20,710,624
Pool #960550, 5.50%, 1/01/38	9,408,163	10,228,438
Pool #960569, 5.50%, 1/01/38	6,931,768	7,536,131
Pool #960718, 5.50%, 1/01/38	13,841,588	15,048,402
Pool #960757, 5.50%, 1/01/38	2,249,289	2,445,399
Pool #961311, 5.50%, 1/01/38	9,068,862	9,856,719
Pool #961347, 5.50%, 1/01/38	17,968,777	19,529,815
Pool #965620, 5.50%, 1/01/38	2,455,493	2,669,581
Pool #966745, 5.50%, 1/01/38	2,349,168	2,553,252
Pool #966758, 5.50%, 1/01/38	2,080,444	2,261,182
Pool #966764, 5.50%, 1/01/38	2,681,695	2,914,667
Pool #967040, 5.50%, 1/01/38	5,251,647	5,707,884
Pool #967985, 5.50%, 1/01/38	2,852,339	3,100,136
Pool #961426, 5.50%, 2/01/38	14,308,526	15,556,051
Pool #961456, 5.50%, 2/01/38	6,095,744	6,625,311
Pool #961491, 5.50%, 2/01/38	13,423,896	14,590,097
Pool #961529, 5.50%, 2/01/38	10,872,291	11,816,821
Pool #961632, 5.50%, 2/01/38	2,688,128	2,921,660
Pool #961691, 5.50%, 2/01/38	2,955,739	3,212,519
Pool #966779, 5.50%, 2/01/38	1,492,787	1,622,472
Pool #968302, 5.50%, 2/01/38	16,130,653	17,532,004
Pool #968328, 5.50%, 2/01/38	6,588,815	7,163,277
Pool #969008, 5.50%, 2/01/38	2,731,967	2,969,307
Pool #969397, 5.50%, 2/01/38	130,220	141,532
Pool #969700, 5.50%, 2/01/38	7,374,773	8,017,761
Pool #972203, 5.50%, 2/01/38	1,462,849	1,589,934
Pool #257123, 5.50%, 3/01/38	2,899,789	3,151,708
Pool #933721, 5.50%, 3/01/38	26,835,157	29,166,461
Pool #953613, 5.50%, 3/01/38	4,046,195	4,397,708
Pool #956868, 5.50%, 3/01/38	2,275,005	2,472,646
Pool #962281, 5.50%, 3/01/38	38,327,326	41,657,012
Pool #962304, 5.50%, 3/01/38	24,246,612	26,353,036
Pool #962344, 5.50%, 3/01/38	33,011,921	35,879,831
Pool #965756, 5.50%, 3/01/38	5,805,559	6,309,917
Pool #972385, 5.50%, 3/01/38	7,575,810	8,233,959

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES—AGENCY (continued)
Federal National Mortgage Association (Fannie Mae) (continued)
Pool #973028, 5.50%, 3/01/38	$4,127,537	$4,486,117
Pool #975198, 5.50%, 3/01/38	5,833,559	6,340,349
Pool #975202, 5.50%, 3/01/38	2,942,848	3,198,508
Pool #257161, 5.50%, 4/01/38	14,745,562	16,026,583
Pool #962441, 5.50%, 4/01/38	8,085,855	8,788,314
Pool #976379, 5.50%, 4/01/38	11,065,953	12,027,308
Pool #984745, 5.50%, 6/01/38	5,084,659	5,527,978
Pool #986013, 5.50%, 6/01/38	15,601,953	16,957,373
Pool #986519, 5.50%, 6/01/38	9,989,508	10,857,346
Pool #964380, 5.50%, 7/01/38	2,996,982	3,257,345
Pool #970025, 5.50%, 7/01/38	5,767,076	6,268,091
Pool #981517, 5.50%, 7/01/38	6,139,711	6,734,495
Pool #981723, 5.50%, 7/01/38	7,307,802	7,942,667
Pool #981872, 5.50%, 7/01/38	6,372,809	6,926,446
Pool #982199, 5.50%, 7/01/38	10,073,132	10,948,235
Pool #982664, 5.50%, 7/01/38	9,838,179	10,692,870
Pool #983334, 5.50%, 7/01/38	17,968,371	19,529,373
Pool #985704, 5.50%, 7/01/38	10,296,443	11,190,946
Pool #986043, 5.50%, 7/01/38	9,020,130	9,803,754
Pool #986656, 5.50%, 7/01/38	38,829,467	42,202,777
Pool #986657, 5.50%, 7/01/38	6,120,564	6,652,287
Pool #986686, 5.50%, 7/01/38	5,985,665	6,505,670
Pool #986734, 5.50%, 7/01/38	3,231,783	3,512,544
Pool #257306, 5.50%, 8/01/38	11,488,020	12,486,042
Pool #964528, 5.50%, 8/01/38	14,427,221	15,680,586
Total Residential Mortgage-Backed Securities-Agency
(Cost $761,900,329)		845,775,795

RESIDENTIAL MORTGAGE-BACKED SECURITIES-22.1%
Adjustable Rate Mortgage Trust
Series 2004-5, Class 4A1
5.18%, 4/25/35 (b)	11,655,894	10,850,402
Banc of America Funding Corp.
Series 2005-8, Class 1A1
5.50%, 1/25/36	6,401,585	6,249,310
Series 2005-A, Class 4A1
5.02%, 2/20/35 (b)	14,903,448	13,097,180
Series 2005-G, Class A1
5.05%, 10/20/35 (b)	13,111,948	12,205,611
Series 2006-D, Class 5A1
5.66%, 5/20/36 (b)	18,666,001	15,113,506
Series 2007-D, Class 3A1
5.53%, 6/20/37 (b)	7,537,169	6,180,516
Banc of America Mortgage Securities, Inc.
Series 2003-I, Class 2A6
2.79%, 10/25/33 (b)	7,903,535	7,208,601
Series 2004-7, Class 2A3
5.75%, 8/25/34	7,911,020	8,011,205
Series 2004-C, Class 2A1
2.89%, 4/25/34 (b)	17,319,210	15,596,503
Series 2004-D, Class 2A8
2.88%, 5/25/34 (b)	22,731,522	19,103,867
Series 2004-E, Class 2A6
2.87%, 6/25/34 (b)	7,084,113	6,242,251
Series 2004-L, Class 3A1
3.87%, 1/25/35 (b)	12,222,733	11,020,102

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Banc of America Mortgage Securities, Inc. (continued)
Series 2005-G, Class 4A3
5.17%, 8/25/35 (b)	$12,254,447	$11,356,772
Series 2005-H, Class 3A1
5.02%, 9/25/35 (b)	47,340,329	40,320,137
Series 2005-H, Class 4A2
5.10%, 9/25/35 (b)	9,623,991	8,992,696
Series 2005-J, Class 4A1
5.21%, 11/25/35 (b)	26,999,052	22,049,586
Series 2005-L, Class 4A1
5.48%, 1/25/36 (b)	50,433,067	42,599,854
Series 2006-A, Class 4A1
5.65%, 2/25/36 (b)	10,084,346	9,575,489
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-9, Class 3A2
2.84%, 2/25/34 (b)	2,151,537	1,920,961
Chase Mortgage Finance Trust
Series 2007-A1, Class 7A1
2.75%, 2/25/37 (b)	11,465,186	10,551,136
Citicorp Mortgage Securities, Inc.
Series 2005-5, Class 3A1
5.00%, 8/25/35	7,467,303	7,291,231
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A
5.31%, 8/25/35 (b)	23,336,092	20,487,408
Series 2007-AR4, Class 1A1A
5.78%, 3/25/37 (b)	23,646,803	18,935,887
Series 2009-6, Class 5A1
6.25%, 11/25/37 (b) (c)	48,939,192	50,853,106
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-7, Class A2
0.66%, 5/25/33 (b)	3,814,478	3,564,847
Series 2003-42, Class 2A4
2.79%, 10/25/33 (b)	14,493,013	11,477,727
Series 2003-56, Class 2A5
2.85%, 12/25/33 (b)	19,908,377	17,008,324
Series 2005-5, Class A6
5.50%, 3/25/35	8,987,057	8,925,433
Series 2005-14, Class A2
5.50%, 7/25/35	6,871,991	6,765,763
Series 2007-1, Class A2
6.00%, 3/25/37	17,051,385	14,270,424
Series 2007-1, Class A4
6.00%, 3/25/37	13,872,690	11,198,035
Credit Suisse Mortgage Capital Certificates
Series 2009-4R, Class 1A1
2.21%, 4/25/36 (b) (c)	50,101,499	48,385,623
Series 2009-4R, Class 2A1
5.74%, 4/25/36 (b) (c)	154,530,885	156,863,529
Series 2009-5R, Class 1A1
5.85%, 7/26/49 (b) (c)	169,513,138	169,083,083

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Credit Suisse Mortgage Capital Certificates (continued)
Series 2009-5R, Class 2A1
5.92%, 7/26/49 (b) (c)	$88,246,723	$84,691,968
Series 2011-7R, Class A1
1.51%, 8/28/47 (b) (c)	42,674,839	41,976,137
First Horizon Mortgage Pass-Through Trust
Series 2005-1, Class 1A1
5.00%, 3/25/35	5,244,058	5,205,855
Series 2005-5, Class 1A4
5.50%, 10/25/35	8,163,733	8,140,001
Series 2005-7, Class A9
5.50%, 12/25/35	1,188,091	1,171,174
Series 2005-AR3, Class 3A1
5.53%, 8/25/35 (b)	7,267,191	5,936,692
Series 2006-4, Class 1A15
6.00%, 2/25/37	7,513,026	6,911,128
IndyMac INDA Mortgage Loan Trust
Series 2007-AR1, Class 2A1
5.43%, 3/25/37 (b)	25,369,243	17,588,268
Jefferies & Co., Inc.
Series 2009-R1, Class 5A1
5.04%, 5/21/36 (b) (c)	7,928,202	7,767,418
J.P. Morgan Mortgage Trust
Series 2003-A1, Class 4A4
4.66%, 10/25/33 (b)	5,000,000	4,835,340
Series 2004-A3, Class 3A3
4.89%, 7/25/34 (b)	13,402,100	12,154,499
Series 2004-A4, Class 2A2
2.43%, 9/25/34 (b)	4,992,094	4,718,812
Series 2004-S1, Class 1A7
5.00%, 9/25/34	12,345,531	12,706,242
Series 2005-A1, Class 1A1
5.19%, 2/25/35 (b)	14,664,364	13,822,292
Series 2005-A3, Class 6A2
2.71%, 6/25/35 (b)	15,712,960	11,650,484
Series 2005-A5, Class TA1
5.41%, 8/25/35 (b)	65,081,581	60,008,472
Series 2005-S2, Class 2A2
5.25%, 9/25/35	4,052,703	3,973,327
J.P. Morgan Re-Remic
Series 2009-1, Class A1
5.00%, 1/26/21 (c)	21,554,472	21,995,088
Lehman Mortgage Trust
Series 2008-2, Class 1A11
6.00%, 3/25/38	56,358,601	53,517,677
MASTR Adjustable Rate Mortgages Trust
Series 2003-4, Class 2A1
2.34%, 10/25/33 (b)	20,606,026	19,096,903
Merrill Lynch Mortgage Investors Trust
Series MLCC, 2001-A, Class A
0.83%, 4/15/26 (b)	40,600,200	37,347,393

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust (continued)
Series MLCC, 2004-A1, Class 2A2
2.42%, 2/25/34 (b)	$11,852,670	$11,032,312
Series MLCC, 2006-2, Class 4A
5.58%, 5/25/36 (b)	9,439,013	8,822,815
Series MLCC, 2007-1, Class 3A
5.52%, 1/25/37 (b)	9,032,291	7,066,909
Series MLCC, 2007-1, Class 4A3
5.69%, 1/25/37 (b)	16,035,403	15,377,422
Morgan Stanley Re-REMIC Trust
Series 2010-R9, Class 3A
3.25%, 11/26/36 (c)	71,875,515	71,425,215
PHHMC Mortgage Pass Through Certificates
Series 2008-CIM1, Class 21A1
6.00%, 5/25/38	23,510,058	24,012,421
Series 2008-CIM2, Class 2A1
5.05%, 7/25/38 (b)	17,551,632	16,468,907
Series 2008-CIM2, Class 3A1
5.30%, 7/25/38 (b)	3,396,709	3,131,521
Prime Mortgage Trust
Series 2003-2, Class 1A3
4.75%, 10/25/33	2,168,244	2,176,603
RBSSP Resecuritization Trust
Series 2009-6, Class 3A1
5.10%, 1/26/36 (b) (c)	364,233,361	362,311,302
Sequoia Mortgage Trust
Series 2004-5, Class A1
1.91%, 6/20/34 (b)	9,435,773	8,592,168
Series 2004-6, Class A1
1.94%, 7/20/34 (b)	10,056,244	7,831,642
Series 2007-1, Class 5A1
5.49%, 10/20/46 (b)	27,941,163	22,634,047
Thornburg Mortgage Securities Trust
Series 2003-2, Class A1
0.94%, 4/25/43 (b)	11,182,310	9,787,350
Series 2003-3, Class A4
3.63%, 6/25/43 (b)	13,273,313	12,737,469
Series 2003-4, Class A1
0.90%, 9/25/43 (b)	10,087,370	9,053,364
Series 2004-1, Class I2A
1.16%, 3/25/44 (b)	1,016,056	854,381
Series 2004-4, Class 1A
0.55%, 12/25/44 (b)	3,485,395	3,013,776
WaMu Mortgage Pass-Through Certificates
Series 2007-HY5, Class 3A1
5.47%, 5/25/37 (b)	11,313,241	9,403,611
Wells Fargo Mortgage-Backed Securities Trust
Series 2003-A, Class A5
2.67%, 2/25/33 (b)	2,667,202	2,511,312
Series 2004-EE, Class 3A1
2.74%, 12/25/34 (b)	3,311,471	3,180,364

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage-Backed Securities Trust (continued)
Series 2004-EE, Class 3A2
2.74%, 12/25/34 (b)	$7,751,994	$7,537,117
Series 2004-K, Class 1A2
2.74%, 7/25/34 (b)	6,666,903	6,644,636
Series 2004-P, Class 2A1
2.68%, 9/25/34 (b)	5,035,527	4,778,639
Series 2004-Q, Class 1A3
2.69%, 9/25/34 (b)	2,034,081	1,898,094
Series 2004-R, Class 2A1
2.62%, 9/25/34 (b)	8,568,724	8,138,686
Series 2005-AR6, Class A1
5.01%, 4/25/35 (b)	17,473,439	16,650,720
Series 2005-AR16, Class 6A3
2.72%, 10/25/35 (b)	50,426,992	43,496,559
Series 2006-2, Class 1A1
5.00%, 3/25/36	6,393,765	5,867,980
Series 2006-2, Class 1A10
5.50%, 3/25/36	17,126,000	16,268,416
Series 2006-2, Class 3A1
5.75%, 3/25/36	21,679,280	21,051,969
Series 2006-11, Class A8
6.00%, 9/25/36	24,766,990	22,671,405
Series 2006-14, Class A1
6.00%, 10/25/36	16,154,545	14,517,476
Series 2006-AR4, Class 2A4
5.62%, 4/25/36 (b)	39,500,000	34,012,028
Series 2006-AR11, Class A1
5.14%, 8/25/36 (b)	10,165,513	8,098,132
Series 2006-AR17, Class A2
2.61%, 10/25/36 (b)	8,640,803	6,170,536
Series 2007-1, Class A4
5.75%, 2/25/37	4,457,128	4,365,945
Series 2007-6, Class A6
6.00%, 5/25/37	27,191,039	22,531,881
Series 2007-7, Class A1
6.00%, 6/25/37	25,197,260	22,983,277
Series 2007-13, Class A7
6.00%, 9/25/37	17,260,909	15,508,478
Series 2007-14, Class 1A1
6.00%, 10/25/37	29,192,029	26,893,653
Series 2007-14, Class 2A1
5.50%, 10/25/22	9,655,419	9,782,281
Series 2007-16, Class 1A1
6.00%, 12/28/37	43,289,476	44,571,407
Series 2007-AR9, Class A1
6.00%, 12/28/37 (b)	19,793,031	18,083,052
Total Residential Mortgage-Backed Securities
(Cost $2,179,939,450)		2,252,518,553

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES-32.0%
Banc of America Commercial Mortgage, Inc.
Series 2006-2, Class A4
5.73%, 5/10/45 (b)	$27,695,000	$30,756,378
Series 2006-2, Class AM
5.77%, 5/10/45 (b)	2,710,000	2,793,132
Series 2006-3, Class A4
5.89%, 7/10/44 (b)	29,675,000	32,119,567
Series 2006-3, Class AM
5.86%, 7/10/44 (b)	2,495,000	2,373,042
Series 2006-4, Class A4
5.63%, 7/10/46	6,000,000	6,571,422
Series 2006-5, Class A4
5.41%, 9/10/47	15,555,000	16,523,205
Bear Stearns Commercial Mortgage Securities
Series 2006-PW12, Class A4
5.72%, 9/11/38 (b)	5,000,000	5,527,205
Series 2006-PW12, Class AJ
5.76%, 9/11/38 (b)	2,600,000	1,976,036
Series 2006-PW13, Class A4
5.54%, 9/11/41	2,170,000	2,384,251
Series 2006-PW14, Class AJ
5.27%, 12/11/38	5,000,000	3,491,465
Series 2007-PW15, Class A4
5.33%, 2/11/44	51,123,000	53,167,818
Series 2007-PW15, Class AM
5.36%, 2/11/44	12,500,000	9,697,512
Series 2007-PW16, Class A4
5.71%, 6/11/40 (b)	103,572,000	111,316,078
Series 2007-PW17, Class A4
5.69%, 6/11/50 (b)	20,000,000	21,577,160
Series 2007-PW18, Class A4
5.70%, 6/11/50	7,500,000	8,077,703
Series 2007-T26, Class A4
5.47%, 1/12/45 (b)	54,350,000	60,416,873
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49 (b)	75,000,000	81,237,450
Series 2008-C7, Class A4
6.07%, 12/10/49 (b)	77,612,805	85,082,028
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2006-CD2, Class A4
5.34%, 1/15/46 (b)	20,000,000	21,461,400
Series 2006-CD3, Class A5
5.62%, 10/15/48	14,500,000	15,725,859
Series 2007-CD4, Class A4
5.32%, 12/11/49	79,668,000	82,367,710
Series 2007-CD4, Class A-MFX
5.37%, 12/11/49 (b)	6,770,500	5,563,956
Series 2007-CD5, Class A4
5.89%, 11/15/44 (b)	4,050,000	4,392,456

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates
Series 2006-C7, Class A4
5.75%, 6/10/46 (b)	$34,500,000	$37,826,318
Series 2007-C9, Class A4
5.81%, 12/10/49 (b)	128,891,353	140,966,024
Credit Suisse Commerical Mortgage Trust
Series 2006-C2, Class A3
5.66%, 3/15/39 (b)	2,200,000	2,328,330
Series 2006-C3, Class A3
5.81%, 6/15/38 (b)	12,500,000	13,717,725
Series 2006-C5, Class A3
5.31%, 12/15/39	10,000,000	10,536,630
Series 2007-C1, Class A3
5.38%, 2/15/40	12,500,000	12,548,850
Series 2007-C5, Class A4
5.70%, 9/15/40 (b)	12,782,500	13,153,180
CW Capital Cobalt Ltd.
Series 2006-C1, Class A4
5.22%, 8/15/48	2,850,000	2,992,420
Series 2007-C2, Class A3
5.48%, 4/15/47 (b)	168,812,537	178,626,454
Series 2007-C3, Class A4
5.82%, 5/15/46 (b)	157,295,000	165,621,411
Goldman Sachs Mortgage Securities Corporation II
Series 2007-GG10, Class A4
5.79%, 8/10/45 (b)	57,000,000	60,468,336
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class A4
5.88%, 7/10/38 (b)	102,660,000	112,518,234
Series 2007-GG9, Class A4
5.44%, 3/10/39	52,162,500	55,064,039
Series 2007-GG11, Class A4
5.74%, 12/10/49	25,000,000	26,146,700
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-CB14, Class A4
5.48%, 12/12/44 (b)	12,500,000	13,375,325
Series 2006-CB14, Class AJ
5.50%, 12/12/44 (b)	10,000,000	7,340,130
Series 2006-CB16, Class A4
5.55%, 5/12/45	7,550,000	8,228,987
Series 2006-CB17, Class A4
5.43%, 12/12/43	113,554,500	122,443,546
Series 2006-CB17, Class AJ
5.49%, 12/12/43 (b)	10,000,000	5,367,400
Series 2006-LDP7, Class A4
5.87%, 4/15/45 (b)	19,968,000	22,048,146
Series 2006-LDP8, Class A4
5.40%, 5/15/45	6,000,000	6,584,712
Series 2006-LDP9, Class A3
5.34%, 5/15/47	14,530,000	15,096,757
Series 2007-C1, Class A4
5.72%, 2/15/51	50,000,000	53,542,450

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
J.P. Morgan Chase Commercial Mortgage Securities Corp. (continued)
Series 2007-CB18, Class A4
5.44%, 6/12/47	$105,915,000	$112,059,341
Series 2007-CB19, Class A4
5.74%, 2/12/49 (b)	14,815,000	15,985,177
Series 2007-CB20, Class A4
5.79%, 2/12/51 (b)	50,000,000	53,801,300
Series 2007-LDPX, Class AM
5.46%, 1/15/49 (b)	16,582,500	14,168,851
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class A4
5.16%, 2/15/31	1,275,000	1,392,915
Series 2006-C3, Class A4
5.66%, 3/15/39 (b)	7,500,000	8,349,443
Series 2007-C1, Class A4
5.42%, 2/15/40	37,500,000	40,301,663
Series 2007-C1, Class AM
5.46%, 2/15/40	11,624,000	11,127,062
Series 2007-C2, Class A3
5.43%, 2/15/40	18,095,000	19,005,595
Series 2007-C7, Class A3
5.87%, 9/15/45 (b)	186,017,500	199,205,396
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-3, Class A4
5.41%, 7/12/46 (b)	11,700,000	12,737,240
Series 2006-3, Class AM
5.46%, 7/12/46 (b)	10,000,000	9,527,410
Series 2006-4, Class A3
5.17%, 12/12/49 (b)	51,059,500	54,531,546
Series 2007-5, Class A4
5.38%, 8/12/48	35,557,000	36,541,929
Series 2007-6, Class A4
5.49%, 3/12/51 (b)	48,160,000	49,449,966
Series 2007-8, Class A3
5.96%, 8/12/49 (b)	131,633,000	141,739,123
Series 2007-9, Class A4
5.70%, 9/12/49	36,171,000	37,916,938
Merrill Lynch Mortgage Trust
Series 2006-C2, Class A4
5.74%, 8/12/43 (b)	69,750,000	76,464,832
Series 2008-C1, Class A4
5.69%, 2/12/51	2,476,000	2,658,362
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4
5.73%, 7/12/44 (b)	16,000,000	17,777,328
Series 2006-HQ10, Class A4
5.33%, 11/12/41	23,950,000	26,120,110
Series 2006-T21, Class AJ
5.27%, 10/12/52 (b)	4,975,000	4,315,962
Series 2007-HQ11, Class A4
5.45%, 2/12/44 (b)	45,415,000	48,421,110

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ13, Class A4
5.36%, 3/15/44	$104,360,000	$108,772,132
Series 2007-IQ13, Class AM
5.41%, 3/15/44	25,000,000	22,708,150
Series 2007-IQ14, Class A4
5.69%, 4/15/49 (b)	44,375,000	46,254,281
Series 2007-IQ15, Class A4
5.88%, 6/11/49 (b)	14,875,000	15,917,812
Series 2007-IQ16, Class A4
5.81%, 12/12/49	86,936,200	94,549,377
Series 2007-IQ16, Class AM
6.11%, 12/12/49 (b)	12,750,000	12,273,125
Series 2007-T25, Class A3
5.51%, 11/12/49 (b)	106,540,000	116,169,938
Series 2008-T29, Class A4
6.28%, 1/11/43 (b)	50,000,000	57,344,600
Nuco
Series 2011-1 Senior Notes, Class A-1
5.70%, 9/25/41 (d)	20,000,000	19,599,910
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AM
5.82%, 5/15/46 (b)	20,000,000	18,794,400
Total Commercial Mortgage-Backed Securities
(Cost $2,752,966,090)		3,257,124,134

AUTO LEASE-BACKED SECURITIES-1.0%
Hertz Vehicle Financing LLC
Series 2011-1A, Class A1
2.20%, 3/25/16 (c)	90,000,000	89,466,093
Series 2011-1A, Class B1
4.17%, 3/25/16 (c)	5,000,000	5,056,010
Series 2011-1A, Class B2
4.96%, 3/25/18 (c)	7,000,000	7,133,955
Total Auto Lease-Backed Securities
(Cost $101,995,991)		101,656,058

CREDIT CARD-BACKED SECURITIES-4.8%
American Express Credit Account Master Trust
Series 2007-7, Class B
0.42%, 2/17/15 (b)	520,000	518,696
Series 2007-8, Class B
0.95%, 5/15/15 (b)	5,000,000	5,004,881
Bank of America Credit Card Trust
Series 2006-A7, Class A7
0.29%, 12/15/16 (b)	8,000,000	7,973,746
Series 2006-A14, Class A14
0.31%, 4/15/16 (b)	50,000,000	49,890,290
Series 2006-C5, Class C5
0.65%, 1/15/16 (b)	20,355,000	20,155,256
Series 2007-A1, Class A1
5.17%, 6/15/19	15,000,000	17,525,374

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
Bank of America Credit Card Trust (continued)
Series 2007-A6, Class A6
0.31%, 9/15/16 (b)	$2,400,000	$2,393,442
Bank One Issuance Trust
Series 2003-A8, Class A8
0.50%, 5/16/16 (b)	25,000,000	25,061,970
Capital One Multi-Asset Execution Trust
Series 2004-C2, Class C2
1.30%, 12/15/16 (b)	5,500,000	5,368,072
Series 2006-A12, Class A
0.31%, 7/15/16 (b)	9,194,000	9,165,177
Series 2007-A1, Class A1
0.30%, 11/15/19 (b)	46,511,000	45,526,576
Series 2007-A4, Class A4
0.28%, 3/16/15 (b)	10,000,000	9,994,450
Series 2007-A7, Class A7
5.75%, 7/15/20	35,700,000	42,081,618
Series 2007-C2, Class C2
0.55%, 11/17/14 (b)	6,000,000	5,994,384
Chase Issuance Trust
Series 2005-A6, Class A6
0.32%, 7/15/14 (b)	31,560,000	31,553,461
Series 2007-A9, Class A9
0.28%, 6/16/14 (b)	35,000,000	34,985,997
Series 2007-B1, Class B1
0.50%, 4/15/19 (b)	40,645,000	39,699,528
Series 2007-C1, Class C1
0.71%, 4/15/19 (b)	1,000,000	957,934
Series 2008-A13, Class A13
1.85%, 9/15/15 (b)	10,900,000	11,171,023
Citibank Credit Card Issuance Trust
Series 2005-A4, Class A4
4.40%, 6/20/14	25,000,000	25,518,745
Series 2005-A5, Class A5
4.55%, 6/20/17	15,000,000	16,774,754
Series 2007-A8, Class A8
5.65%, 9/20/19	30,000,000	35,932,323
Series 2008-A2, Class A2
1.41%, 1/23/20 (b)	6,965,000	7,308,202
MBNA Credit Card Master Note Trust
Series 2002-C3, Class C3
1.60%, 10/15/14 (b)	5,000,000	5,010,720
MBNA Master Credit Card Trust II
Series 1997-B, Class A
0.41%, 8/15/14 (b)	38,000,000	38,002,880
Total Credit Card-Backed Securities
(Cost $423,479,121)		493,569,499

STUDENT LOAN-BACKED SECURITIES-2.5%
Panhandle-Plains Higher Education Authority
Series 2011-1, Class A1
0.87%, 10/01/18 (b)	26,493,206	26,427,323

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
STUDENT LOAN-BACKED SECURITIES (continued)
SLM Private Credit Student Loan Trust
Series 2002-A, Class A2
0.90%, 12/16/30 (b)	$30,317,758	$28,559,031
Series 2003-A, Class A2
0.79%, 9/15/20 (b)	18,284,882	17,858,669
Series 2003-B, Class A2
0.75%, 3/15/22 (b)	38,825,380	37,415,067
Series 2003-C, Class A2
0.74%, 9/15/20 (b)	36,568,514	34,971,113
Series 2010-C, Class A1
1.90%, 12/15/17 (b) (c)	73,838,225	74,063,601
Series 2011-A, Class A1
1.25%, 10/15/24 (b) (c)	37,694,710	37,514,152
Total Student Loan-Backed Securities
(Cost $255,123,304)		256,808,956

OTHER ASSET-BACKED SECURITY-0.4%
Sonic Capital, LLC
Series 2011-1A, Class A2
5.44%, 5/20/41 (c)
(Cost $37,430,000)	37,430,000	38,167,371

CORPORATE BONDS-24.0%
AGRICULTURE-0.0% (e)
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	4,000,000	4,799,736

AUTO PARTS & EQUIPMENT-0.1%
Johnson Controls, Inc.
5.50%, 1/15/16	5,000,000	5,585,755

BANKS-11.6%
Bank of America Corp.
1.85%, 1/30/14 (b)	75,000,000	68,706,075
7.38%, 5/15/14	65,000,000	65,480,090
1.94%, 7/11/14 (b)	110,000,000	97,010,540
3.75%, 7/12/16	76,000,000	66,135,580
6.50%, 8/01/16	76,881,000	74,322,016
6.00%, 9/01/17	30,000,000	27,569,040
5.75%, 12/01/17	40,000,000	36,484,400
7.63%, 6/01/19	50,000,000	48,766,650
BB&T Capital Trust IV
6.82%, 6/12/57 (b)	21,200,000	21,147,000
Capital One Capital VI
8.88%, 5/15/40	11,711,000	11,776,020
Capital One Financial Corp.
6.15%, 9/01/16	10,000,000	10,265,230
Citigroup, Inc.
6.00%, 12/13/13	10,000,000	10,350,480
1.30%, 4/01/14 (b)	30,285,000	29,144,860
4.75%, 5/19/15	15,000,000	15,078,420
Discover Financial Services
7.00%, 4/15/20	5,000,000	5,119,945

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
BANKS (continued)
First Horizon National Corp.
5.38%, 12/15/15	$19,156,000	$19,067,442
Fulton Financial Corp.
5.75%, 5/01/17	6,000,000	6,122,412
The Goldman Sachs Group, Inc.
1.44%, 2/07/14 (b)	130,000,000	124,116,070
Huntington Bancshares, Inc.
7.00%, 12/15/20	5,000,000	5,539,220
JPMorgan Chase & Co.
1.10%, 5/02/14 (b)	31,050,000	30,513,176
3.15%, 7/05/16	25,000,000	24,627,750
6.00%, 1/15/18	6,214,000	6,821,574
6.80%, 10/01/37	6,497,000	6,471,109
JPMorgan Chase Capital XVIII
6.95%, 8/17/36	5,000,000	5,000,000
KeyCorp
6.50%, 5/14/13	5,000,000	5,296,460
Morgan Stanley
0.46%, 4/19/12 (b)	10,000,000	9,908,150
1.41%, 4/29/13 (b)	40,000,000	37,660,640
2.95%, 5/14/13 (b)	40,000,000	39,513,840
2.02%, 1/24/14 (b)	135,000,000	126,367,830
2.88%, 7/28/14	12,000,000	11,122,284
5.38%, 10/15/15	10,000,000	9,504,710
Regions Financial Corp.
6.38%, 5/15/12	10,000,000	10,025,000
0.53%, 6/26/12 (b)	10,000,000	9,721,430
5.75%, 6/15/15	5,000,000	4,781,250
Silicon Valley Bank
6.05%, 6/01/17	5,170,000	5,580,901
Union Bank NA
1.28%, 6/06/14 (b)	85,000,000	83,943,450
Webster Bank NA
5.88%, 1/15/13 (c)	10,915,000	11,116,360
		1,180,177,404
BUILDING MATERIALS-0.1%
Masco Corp.
7.13%, 8/15/13	5,000,000	5,215,195
6.13%, 10/03/16	5,000,000	5,066,250
		10,281,445
COMMERCIAL SERVICES & SUPPLIES-0.1%
Chicago Parking Meters LLC
5.49%, 12/30/20 (c)	12,000,000	11,888,940

COMPUTERS-0.1%
International Business Machines Corp.
7.63%, 10/15/18	5,000,000	6,561,945

DIVERSIFIED FINANCIAL SERVICES-4.9%
American Express Co.
7.25%, 5/20/14	45,000,000	50,158,665

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Ameriprise Financial, Inc.
7.30%, 6/28/19	$20,000,000	$23,810,080
7.52%, 6/01/66 (b)	3,460,000	3,442,700
Bear Stearns Cos., Inc.
0.62%, 2/01/12 (b)	10,000,000	10,006,110
6.95%, 8/10/12	38,000,000	39,573,542
6.40%, 10/02/17	89,515,000	97,164,683
7.25%, 2/01/18	83,900,000	96,713,879
Cantor Fitzgerald, LP
7.88%, 10/15/19 (c)	17,000,000	16,206,729
Capital One Capital III
7.69%, 8/15/36	26,330,000	26,132,525
Countrywide Financial Corp.
6.25%, 5/15/16	65,000,000	60,458,255
Janus Capital Group, Inc.
6.12%, 4/15/14	19,078,000	19,804,529
6.70%, 6/15/17	5,500,000	5,783,041
JPMorgan Chase Capital XXVII
7.00%, 11/01/39	5,000,000	4,987,500
KKR Group Finance Co.
6.38%, 9/29/20 (c)	10,000,000	10,273,440
Merrill Lynch & Co., Inc.
6.05%, 5/16/16	20,000,000	18,765,860
6.88%, 4/25/18	15,000,000	14,195,400
		497,476,938
ELECTRIC-0.2%
FPL Group Capital, Inc.
7.88%, 12/15/15	15,000,000	17,877,825

ENTERTAINMENT-0.1%
International Game Technology
7.50%, 6/15/19	10,000,000	11,538,600

ENVIRONMENTAL CONTROL-0.0% (e)
Waste Management, Inc.
5.00%, 3/15/14	3,000,000	3,244,305

INSURANCE-4.5%
Alleghany Corp.
5.63%, 9/15/20	5,000,000	5,140,700
Allstate Corp.
6.13%, 5/15/37 (b)	14,001,000	12,600,900
Alterra USA Holdings Ltd.
7.20%, 4/14/17 (c)	8,235,000	8,593,791
American Financial Group, Inc.
9.88%, 6/15/19	12,000,000	13,824,996
AON Corp.
8.21%, 1/01/27	60,160,000	67,791,777
Assurant, Inc.
5.63%, 2/15/14	9,042,000	9,413,237
Chubb Corp.
6.38%, 3/29/67 (b)	25,750,000	25,235,000

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
Commerce Group, Inc.
5.95%, 12/09/13	$25,988,000	$26,930,325
Fidelity National Financial, Inc.
6.60%, 5/15/17	1,651,000	1,741,407
Forethought Financial Group
8.63%, 4/15/21 (c)	5,000,000	4,993,480
Genworth Financial, Inc.
7.20%, 2/15/21	7,000,000	6,396,208
7.63%, 9/24/21	3,000,000	2,721,276
Genworth Life Institutional Funding Trust
5.88%, 5/03/13 (c)	15,000,000	15,242,535
Guardian Life Insurance Company of America
7.38%, 9/30/39 (c)	10,000,000	12,433,560
Infinity Property & Casualty Corp.
5.50%, 2/18/14	1,650,000	1,726,011
Markel Corp.
6.80%, 2/15/13	5,000,000	5,199,760
Mutual of Omaha Insurance Co.
6.95%, 10/15/40 (c)	10,000,000	10,392,230
National Life Insurance Co.
10.50%, 9/15/39 (c)	3,000,000	3,820,983
The Navigators Group, Inc.
7.00%, 5/01/16	5,290,000	5,437,459
NLV Financial Corp.
7.50%, 8/15/33 (c)	5,730,000	5,795,454
Penn Mutual Life Insurance Co.
7.63%, 6/15/40 (c)	15,490,000	18,563,774
The Progressive Corp.
6.70%, 6/15/37 (b)	20,415,000	20,521,158
Protective Life Corp.
7.38%, 10/15/19	10,000,000	10,805,210
Provident Companies, Inc.
7.00%, 7/15/18	4,406,000	4,943,968
Prudential Financial, Inc.
6.20%, 1/15/15	4,000,000	4,352,960
8.88%, 6/15/38 (b)	29,778,000	33,351,360
Reinsurance Group of America, Inc.
6.45%, 11/15/19	10,000,000	11,085,850
Symetra Financial Corp.
6.13%, 4/01/16 (c)	1,800,000	1,804,610
8.30%, 10/15/37 (b) (c)	33,730,000	31,200,250
Travelers Companies, Inc.
6.25%, 3/15/37 (b)	32,313,000	31,262,828
Unitrin, Inc.
6.00%, 5/15/17	5,000,000	5,188,815
Unum Group
7.13%, 9/30/16	1,000,000	1,147,280
7.19%, 2/01/28	5,000,000	5,614,520
Willis North America, Inc.
6.20%, 3/28/17	8,051,000	8,812,584
7.00%, 9/29/19	10,000,000	11,062,100

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
INSURANCE (continued)
W.R. Berkley Corp.
5.88%, 2/15/13	$5,739,000	$5,911,445
7.38%, 9/15/19	10,000,000	11,327,900
		462,387,701
IRON / STEEL-0.1%
Commercial Metals Co.
7.35%, 8/15/18	8,500,000	7,937,496

LODGING-0.1%
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 5/15/18	10,000,000	11,225,000

MACHINERY - CONSTRUCTION & MINING-0.3%
Caterpillar, Inc.
7.90%, 12/15/18	20,000,000	26,526,080

MEDIA-0.2%
Comcast Corp.
6.30%, 11/15/17	8,000,000	9,401,720
5.70%, 5/15/18	5,000,000	5,675,885
Viacom, Inc.
6.25%, 4/30/16	5,000,000	5,791,900
		20,869,505
OFFICE / BUSINESS EQUIPMENT-0.1%
Xerox Corp.
6.35%, 5/15/18	7,000,000	7,820,890

PACKAGING & CONTAINERS-0.1%
Sealed Air Corp.
5.63%, 7/15/13 (c)	5,000,000	5,203,720
7.88%, 6/15/17	4,000,000	4,181,784
		9,385,504
PHARMACEUTICALS-0.1%
Cardinal Health, Inc.
4.00%, 6/15/15	10,000,000	10,641,350

PIPELINES-0.4%
Kinder Morgan Energy Partners, LP
9.00%, 2/01/19	5,000,000	6,183,365
Midcontinent Express Pipeline
6.70%, 9/15/19 (c)	9,700,000	10,672,163
Plains All American Pipeline, LP
6.50%, 5/01/18	5,000,000	5,654,750
Rockies Express Pipeline
6.85%, 7/15/18 (c)	5,000,000	5,113,890
5.63%, 4/15/20 (c)	18,300,000	17,199,292
		44,823,460
RETAIL-0.8%
AutoZone, Inc.
7.13%, 8/01/18	16,000,000	19,132,688
CVS Pass-Through Trust
8.35%, 7/10/31 (c)	19,173,949	22,998,384
Home Depot, Inc.
5.40%, 3/01/16	6,250,000	7,149,281

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
CORPORATE BONDS (continued)
RETAIL (continued)
Nordstrom, Inc.
6.25%, 1/15/18	$10,000,000	$11,881,850
Yum! Brands, Inc.
6.25%, 3/15/18	20,000,000	23,233,420
		84,395,623
TRANSPORTATION-0.1%
CSX Transportation, Inc.
8.38%, 10/15/14	4,402,019	5,029,791

Total Corporate Bonds (Cost $2,422,332,861)		2,440,475,293

MUNICIPAL BOND-0.5%
North Carolina State Education Assistance Authority
Series 2011-2, Class A1
0.79%, 10/26/20 (b) (Cost $54,700,866)	54,802,432	54,412,787

REAL ESTATE INVESTMENT TRUSTS-0.5%
AMB Property, LP
6.13%, 12/01/16	3,650,000	3,954,056
Brandywine Operations Partnership, LP
5.40%, 11/01/14	3,800,000	3,907,848
6.00%, 4/01/16	2,500,000	2,599,438
Duke Realty, LP
6.25%, 5/15/13	10,000,000	10,456,720
Federal Realty Investment Trust
5.95%, 8/15/14	5,000,000	5,350,920
Kimco Realty Corp.
6.00%, 11/30/12	6,000,000	6,194,934
Mack-Cali Realty Corp.
7.75%, 8/15/19	10,000,000	11,793,590
Regency Centers Corp.
4.95%, 4/15/14	1,375,000	1,440,307
Washington Real Estate Investment Trust
5.13%, 3/15/13	1,900,000	1,952,767
5.35%, 5/01/15	6,345,000	6,767,754
Total Real Estate Investment Trusts (Cost $49,706,368)		54,418,334

TERM LOANS-0.8%
CHEMICALS-0.1%
Celanese Holdings, LLC, Tranche C, 3.12%, 10/31/16 (b)	8,211,691	8,191,162

COMMERCIAL SERVICES & SUPPLIES-0.1%
Aramark Corp., Letter of Credit-1 Repo, 0.09%, 1/27/14 (b)	319,857	312,020
Aramark Corp., Letter of Credit-2 Repo, 0.09%, 7/26/16 (b)	576,165	560,897
Aramark Corp., Term Loan B Extended, 3.62%, 7/26/16 (b)	8,760,974	8,528,808
Aramark Corp., US Term Loan Non-Extended, 2.24%, 1/27/14 (b)	3,970,509	3,873,231
		13,274,956
DIVERSIFIED TELECOMMUNICATION SERVICES-0.0% (e)
Windstream Corp., Term Loan B-1, 1.76%-1.91%, 7/17/13 (b)	2,908,861	2,880,985

ENERGY EQUIPMENT & SERVICES-0.1%
Covanta Energy Corp., 1st Lien, Synthetic LC, 0.27%, 2/10/14 (b)	2,665,972	2,617,097
Covanta Energy Corp., 1st Lien, Term Loan B, 1.75%-1.81%, 2/10/14 (b)	5,171,570	5,076,760
		7,693,857
HEALTH CARE EQUIPMENT & SUPPLIES-0.4%
Bausch & Lomb Inc., Delayed Draw Term Loan, 3.51%, 4/24/15 (b)	750,667	734,903

The accompanying notes are an integral part of these financial statements.

	Principal
Description	Amount	Value
TERM LOANS (continued)
HEALTH CARE EQUIPMENT & SUPPLIES (continued)
Bausch & Lomb Inc., Parent Term Loan, 3.51%-3.62%, 4/24/15 (b)	$3,080,000	$3,017,116
Biomet, Inc., Dollar Term Loan, 3.26%-3.36%, 3/25/15 (b)	19,389,054	18,700,742
Fresenius Medical Care AG & Co. KGaA, Term Loan B, 1.74%, 3/31/13 (b)	2,614,684	2,588,537
Fresenius Medical Care Holdings, Inc., Tranche B Term Loan, 1.74%, 3/31/13 (b)	13,667,384	13,530,709
		38,572,007
HEALTH CARE PROVIDERS & SERVICES-0.0% (e)
HCA, Inc., Tranche B-3 Term Loan, 3.62%, 5/01/18 (b)	3,133,402	2,964,330

MEDIA-0.1%
Catalina Marketing Corp., Initial Term Loan, 3.01%, 10/01/14 (b)	2,742,386	2,598,411
National CineMedia LLC, Term Loan, 1.84%, 2/13/15 (b)	1,517,241	1,459,397
		4,057,808
Total Term Loans (Cost $73,978,959)		77,635,105

Total Long-Term Investments (Cost $9,113,553,339)		9,872,561,885

	Shares
SHORT-TERM INVESTMENTS-4.4%
Money Market Funds-4.4%
Blackrock Liquidity Temp Fund, 0.13% (f)	100,000,000	100,000,000
JPMorgan Prime Money Market Fund Capital, 0.12% (f)	352,879,292	352,879,292
Total Money Market Funds (Cost $452,879,292)		452,879,292

Total Short-Term Investments (Cost $452,879,292)		452,879,292

Total Investments In Securities-101.3% (Cost $9,566,432,631)		10,325,441,177
Liabilities in excess of other assets-(1.3)%		(134,417,809)
Net Assets-100.0%		$10,191,023,368

Maturity dates represent the final maturity date for all securities.

(a)	Fannie Mae remains in conservatorship since the Federal Housing Agency put it there on September 7, 2008.

(b)	Floating rate security. Rate disclosed was in effect at November 30, 2011.

(c)

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. At November 30, 2011, the value of these securities amounted to $1,490,267,236 or 14.6% of net assets.

(d)

Security fair-valued in accordance with procedures established by the Valuation Committee under the general supervision of the Board of Directors. At November 30, 2011, the value of these securities amounted to $19,599,910 or 0.2% of net assets.

(e)	Less than 0.05%.

(f)	Represents annualized 7-day yield at November 30, 2011.

The accompanying notes are an integral part of these financial statements.

At November 30, 2011, the Fund’s portfolio composition was as follows:

Percentage of
Net Assets
Commercial Mortgage-Backed Securities	32.0%
Corporate Bonds	24.0%
Residential Mortgage-Backed Securities	22.1%
Residential Mortgage-Backed Securities—Agency	8.3%
Credit Card-Backed Securities	4.8%
Short-Term Investments	4.4%
Student Loan-Backed Securities	2.5%
Auto Lease-Backed Securities	1.0%
Term Loans	0.8%
Municipal Bond	0.5%
Real Estate Investment Trusts	0.5%
Other Asset-Backed Security	0.4%
Total Investments	101.3%
Liabilities in excess of other assets	(1.3)%
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Assets and Liabilities

November 30, 2011

Assets:
Investments in securities at value (cost $9,566,432,631)	$10,325,441,177
Interest receivable	59,107,765
Dividends receivable	31,107
Other assets	2,071,446
Total Assets	10,386,651,495

Liabilities:
Interest expense payable	963,083
Management fees payable	176,063
Other liabilities	288,981
Floating rate notes	194,200,000
Total Liabilities	195,628,127
Net Assets	$10,191,023,368

Components of Net Assets:
Paid-in capital	$9,429,838,766
Common shares ($1,000,000 par value per share)	5,000,000
Accumulated net realized loss on investments	(2,823,944)
Net unrealized appreciation on investments	759,008,546
Net Assets	$10,191,023,368

Common Shares Outstanding (10 Common Shares Authorized)	5
Net Asset Value, Per Common Share	$2,038,204,673.60

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Operations

For the Year Ended November 30, 2011

Investment Income:
Interest	$655,212,870
Dividends	1,280,056
Total Investment Income	656,492,926

Expenses:
Interest expense (Note 5 and 6)	8,294,714
Management fees	2,250,491
Administration, accounting, transfer agent and custody fees	1,018,005
Professional fees	334,895
Compliance service fees	144,000
Treasurer service fees	114,602
Directors’ fees	72,000
Distribution fees	62,490
Miscellaneous	55,182
Total Expenses	12,346,379
Net Investment Income	644,146,547

Realized and Unrealized Loss:
Net realized loss on investments	(2,823,944)
Net change in unrealized appreciation/(depreciation) on investments	(344,454,798)
Net Realized and Unrealized Loss	(347,278,742)

Net Increase in Net Assets Resulting from Operations	$296,867,805

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statements of Changes in Net Assets

	For the Year	For the Year
	Ended	Ended
	November 30, 2011	November 30, 2010
Operations:
Net investment income	$644,146,547	$765,450,415
Net realized gain/(loss) on investments	(2,823,944)	457,105
Net change in unrealized appreciation/(depreciation) on investments	(344,454,798)	614,977,318
Net increase in net assets resulting from operations	296,867,805	1,380,884,838

Distributions To Shareholder From:
Net investment income	(1,342,377,248)	(11,490,029)
Net realized gain	(531,035)	(2,507,546)
Return of capital (Note 7)	(1,157,091,717)	—
Total distributions to shareholder	(2,500,000,000)	(13,997,575)

Increase/(decrease) in net assets	(2,203,132,195)	1,366,887,263

Net Assets:
Beginning of year	12,394,155,563	11,027,268,300

End of year	$10,191,023,368	$12,394,155,563

Undistributed net investment income	$—	$696,250,952
Common Shares:
Common shares outstanding, beginning of year	5	5
Common shares sold	—	—
Common shares outstanding, end of year	5	5

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Statement of Cash Flows

For the Year Ended November 30, 2011

Cash Flows from Operating Activities
Net increase in net assets resulting from operations	$296,867,805
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of long-term investment securities	(1,867,815,178)
Proceeds from sale of long-term investment securities	2,082,501,889
Net sales of short-term investments	1,822,808,971
Net realized loss on investments	2,823,944
Net change in unrealized (appreciation)/depreciation on investments	344,454,798
Net amortization of premiums and accretion of discounts on debt instruments	(82,869,454)
(Increases)/decreases in operating assets:
Interest receivable	(7,515,409)
Dividends receivable	145,122
Other assets	(88,634)
Increases/(decreases) in operating liabilities:
Payable for investment securities purchased	(7,647,700)
Interest expense payable	945,301
Management fees payable	(18,723)
Other liabilities	(92,732)
Net cash provided by (used in) operating activities	2,584,500,000
Cash Flows from Financing Activities
Proceeds from floating rates notes issuance	194,200,000
Repayment of floating rates notes	(278,700,000)
Distributions paid to shareholder	(2,500,000,000)
Net cash used in financing activities	(2,584,500,000)
Net increase in cash	—

Cash at Beginning of Year	—
Cash at End of Year	$—

Supplemental disclosures of cash flow information
Cash paid during the year for interest	$4,832,149

The accompanying notes are an integral part of these financial statements.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements

November 30, 2011

1. Organization

The Thirty-Eight Hundred Fund, LLC (the “Fund’’) (previously Jerboa Funding, LLC) was formed as a limited liability company under the laws of the State of Delaware on April 15, 2003. On December 28, 2007, the Fund changed its name and filed a registration statement under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, closed-end management investment company. The Fund commenced full scale investment activities on February 14, 2008. The Fund currently has one direct beneficial owner, Thirty-Eight Hundred Investments Limited (the “Feeder Fund”), a Cayman Islands exempted company, that owns all of the outstanding common shares.  In turn, all of the common shares are indirectly beneficially owned by Wells Fargo & Company (“Wells Fargo”). The Feeder Fund may from time to time make additional paid-in capital contributions to the Fund without receiving additional common shares. These additional capital contributions are reflected on the Statements of Changes in Net Assets as contributed additional paid-in capital. The Fund has no present intention of offering additional common shares.

The Fund’s primary investment objective is to maximize total returns while seeking to maintain relative stability of principal and adequate liquidity.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal year. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially. The following summarizes the significant accounting policies of the Fund:

Valuation of Investments — The securities of the Fund are carried at their fair value. Security prices are generally provided by outside pricing services approved by the Fund’s Board of Directors (“Directors”). The pricing services may value securities based on observable transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. When market quotations are not readily available, including circumstances under which Wells Capital Management Incorporated (the “Investment Adviser”) determines that the market quotations are not reflective of a security’s market value, the portfolio security is valued at its fair value as determined in good faith under procedures established by the Fund’s valuation committee and under the general supervision of the Directors. Fair value estimates are made at a point in time based on recent market data as well as the best information available about the portfolio securities.

Short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost, which approximates fair market value, based on their value on the 61st day where such securities are of the highest credit quality. Amortized cost shall not be used if the use of amortized cost would be inappropriate due to credit or other impairments of the issuer.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

Loans are valued at the average of bid quotations obtained from a pricing service. The Fund has engaged an independent pricing service to provide market value quotations from dealers in loans. As of November 30, 2011, all investments in term loans were valued based on prices from such services.

The Fund is subject to fair value accounting standards that define fair value, establish a framework for measuring and provide a three-level hierarchy for valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows: Level 1 - quoted prices in active markets for identical securities, Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. With respect to the Fund, during the year ended November 30, 2011, there were no significant transfers between investment levels. The following is a summary of the inputs used as of November 30, 2011, in valuing the Fund’s assets carried at fair value:

Investments	Level 1	Level 2	Level 3	Total

Residential Mortgage-Backed Securities-Agency	$—	$845,775,795	$—	$845,775,795
Residential Mortgage-Backed Securities	—	2,252,518,553	—	2,252,518,553
Commercial Mortgage-Backed Securities	—	3,237,524,224	19,599,910	3,257,124,134
Auto Lease-Backed Security	—	101,656,058	—	101,656,058
Credit Card-Backed Securities	—	493,569,499	—	493,569,499
Student Loan-Backed Securities	—	256,808,956	—	256,808,956
Other Asset-Backed Security	—	38,167,371	—	38,167,371
Corporate Bonds	—	2,440,475,293	—	2,440,475,293
Municipal Bond	—	54,412,787	—	54,412,787
Real Estate Investment Trusts	—	54,418,334	—	54,418,334
Term Loans	—	77,635,105	—	77,635,105
Money Market Funds	452,879,292	—	—	452,879,292
Total Investments	$452,879,292	$9,852,961,975	$19,599,910	$10,325,441,177

The Fund valued a select security as of November 30, 2011, at its original cost until a market quotation was available for such security.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:

	Auto Lease-Backed	Commercial Mortgage-
Investments in Securities	Securities*	Backed Security

Balance as of November 30, 2010	$513,478,392	$—
Accrued Accretion / (Amortization)	—	837
Change in Unrealized Appreciation / (Depreciation)	(8,570,694)	(837)
Gross Purchases	—	19,599,910
Gross Sales/Paydowns	(504,907,698)	—
Realized Gain / (Loss)	—	—
Transfers In / (Out)	—	—
Balance as of November 30, 2011	$—	$19,599,910

*	During the year ended November 30, 2011, the Fund received final maturity proceeds from securities that were previously fair valued.

Net change in unrealized gain (loss) attributable to assets still held as of November 30, 2011 was $(837).

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and International Financial Reporting Standards (“IFRS”). ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs.  In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Management is currently evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

Accounting for Investments and Investment Income — Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined by the use of the specific identified cost method. Discounts are accreted and premiums are amortized using the effective interest method over the life of the respective securities and are included in interest income. Interest income is accrued daily. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally cease any additional interest income accrual and consider the realizability of interest accrued up to the date of default. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements — A repurchase agreement, which provides a means for the Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The Fund’s custodian receives collateral,

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest. In the event of the seller’s default of the Obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the Obligation. Realization and/or retention of the collateral may be subject to legal proceedings.

Federal Taxes — The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its taxable income to shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund is subject to tax standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending December 31, 2008, 2009, 2010 and November 30, 2011 remain open to federal and state audit. As of November 30, 2011, management has evaluated the application of these standards to the Fund, and has determined that no provision for income tax is required in the Fund’s financial statements for uncertain tax positions.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. The Fund intends to make cash distributions of all or a portion of its income to common shareholders at the discretion of the Directors at least annually. The Fund may pay capital gain distributions annually, if available.

3. Investment Management Fee

Investment advisory services are provided to the Fund by the Investment Adviser, an indirect wholly-owned subsidiary of Wells Fargo, pursuant to an Investment Management Agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Investment Adviser, subject to the oversight of the Fund’s Directors, is responsible for managing the Fund’s assets.

Pursuant to the Advisory Agreement, the Fund has agreed to pay the Investment Adviser a management fee for the services and facilities provided by the Investment Adviser, payable on a monthly basis, based on a fund-level fee, as described below.

Average Daily Value of Assets Under Management	Fee Rate
Up to $1 billion	0.05%
$1 billion to $3 billion	0.03%
$3 billion to $6 billion	0.02%
$6 billion and over	0.01%

For the fiscal year ended November 30, 2011, the Investment Adviser earned fees from the Fund in the amount of $2,250,491.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

4. Other Service Providers

The Bank of New York Mellon (“BNYMellon”) and related entities provide administration, accounting, custody, transfer agency (Note 12) and other services to the Fund. The Fund pays BNYMellon a bundled fee payable monthly in arrears at the annual rate equal to 0.0075% of the Fund’s net assets.

Foreside Distribution Services, L.P. (the “Distributor”) provides distribution services to the Fund.  The Distributor is not affiliated with the Investment Adviser, BNYMellon, or their affiliated companies.

Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor, provides the Fund with a Principal Financial Officer/Treasurer. The Fees associated with this service are disclosed as Treasurer service fee in the Statement of Operations.

IM Compliance, LLC (“IM Compliance”) provides the Fund with a Chief Compliance Officer as well as certain additional compliance support functions.

Neither BNYMellon, the Distributor, FMS nor IM Compliance have a role in determining the investment policies or which securities are purchased or sold by the Fund.

In connection with the Directors’ responsibility for the overall management and supervision of the Fund’s affairs, the Directors meet periodically throughout the year to oversee the Fund’s activities, review contractual arrangements with service providers for the Fund and review the Fund’s performance.

The Fund pays the compensation for its Directors who are not “interested persons,” as that term is defined in the 1940 Act, of the Fund (“Independent Directors”).  Each Independent Director receives an annual retainer of $36,000 and is reimbursed by the Fund for travel and out-of-pocket expenses in connection with their attendance at meetings. Prior to February 9, 2011, the annual retainer fee was $30,000. The Directors who are interested persons of the Fund receive no compensation from the Fund.

5. Issuance of Floating Rate Notes

The Fund has received authorization from the Directors to offer, issue and sell Floating Rate Notes (“Notes”). On August 31, 2010, Notes with a principal amount of $278,700,000 were issued with a maturity date of August 30, 2011. Subsequently, on September 16, 2011, Notes with principal amount of $194,200,000 were issued with a maturity date of September 14, 2012. The outstanding principal balance of the Notes bears an interest rate of the U.S. dollar three-month LIBOR plus 2.00% per annum. At November 30, 2011, the rate in effect for the Notes was 2.34911% . During the year ended November 30, 2011, the interest rates of the Notes ranged from 2.254% to 2.34911%, and the Fund incurred interest expense of $5,777,450. For the year ended November 30, 2011, the average outstanding balance of these notes was $260,245,977.

Wells Fargo has guaranteed to pay to the Fund, for the exclusive benefit of the holders of the outstanding Notes, to the fullest extent permitted by law, an amount of cash (“Guarantee Payment”) equal to all principal and interest payable by the Fund under the outstanding Notes to the holders of the Notes on their due date, for payment in accordance with the terms of the outstanding Notes. The Guarantee Payment will be paid to the Fund if the Fund has insufficient funds available to meet its payment obligations for any principal of or interest on an outstanding Note when due and owing in accordance with the terms thereof.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

6. Placement Agency Agreement

The Fund entered into placement agency agreements with Barclays Bank PLC in connection with the offering, issuance and private sale of the Notes. In accordance with these placement agency agreements, the Fund paid Barclays Bank PLC $2,500,000 per each issuance of the Notes.  These payments were capitalized and amortized through the maturity of each of the Notes and the amounts are classified within interest expense on the Statement of Operations. The unamortized balance is included on the Statement of Assets and Liabilities under other assets.

7. Federal Income Tax

At November 30, 2011, the components of distributable earnings on tax-basis were as follows:

Capital Loss	Net Unrealized	Unrealized	Unrealized	Total
Carryforwards	Appreciation on	Appreciation on	Depreciation on	Accumulated
and Deferrals	Investments	Investments	Investments	Earnings
$(2,823,944)	$759,008,546	$901,345,978	$(142,337,432)	$756,184,602

At November 30, 2011, the cost of investments for Federal income tax purposes was $ 9,566,432,631.

The Fund has changed its tax year-end from December 31 to November 30.

For the year ended November 30, 2011, permanent differences identified and reclassified among the components of net assets were as follows:

	Increase
	Undistributed
Paid-in	Net Investment	Accumulated Net
Capital	Income	Realized Loss
$(980)	$1,979,749	$(1,978,769)

The Regulated Investment Company Modernization Act of 2010 (the “Act”) eliminated the eight-year carryover period for capital losses that arise in taxable years beginning after its enactment date of December 22, 2010. Consequently, these capital losses can be carried forward for an unlimited period. Additionally, post-enactment capital loss carryovers will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. The capital loss carryforward as of November 30, 2011, was $ 2,642,463.

Distributions to Shareholders

The Fund distributed $750,000,000, $1,000,000,000 and $750,000,000 on December 30, 2010, April 26, 2011 and October 31, 2011, respectively.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

The tax character of distributions paid by the Fund during the fiscal year ended November 30, 2011 were as follows:

Distribution paid	Distribution paid	Distribution paid
from Ordinary	from Long-Term	from Return of
Income	Capital Gain	Capital
$1,342,473,289	$434,994	$1,157,091,717

8. Security Transactions

The cost of purchases and proceeds from sales of securities for the year ended November 30, 2011, excluding U.S. Government and short-term investments, were $1,867,815,178 and $1,752,558,336, respectively. The cost of purchases and proceeds from sales of U.S. Government securities for the year ended November 30, 2011 were $0 and $329,943,553, respectively.

9. Capital Stock

During the year ended November 30, 2011, there were no capital share transactions.

10. Risk Involved in Investing in the Fund

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of losses to be remote.

The Fund invests in both residential and commercial mortgage-backed securities (“MBS”). MBS are securities backed by mortgages from which investors receive payments out of the interest and principal on the underlying mortgages. MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages in the event that interest rates decline. If the Fund buys MBS at a premium, mortgage foreclosures and prepayments of principal by mortgagors may result in some loss of the Fund’s principal investment to the extent of the premium paid. Alternatively, in a rising interest rate environment, the value of MBS may be adversely affected when payments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument. The value of MBS may also change due to shifts in the market’s perception of issuers and regulatory or tax changes adversely affecting the mortgage securities market as a whole. In addition, MBS are subject to the credit risk associated with the performance of the underlying mortgage properties. In certain instances, third-party guarantees or other forms of credit support can reduce the credit risk. If the Fund purchases MBS that are “subordinated” to other interests in the same mortgage pool, the Fund as a holder of those securities may only receive payments after the pool’s obligations to other investors have been satisfied.

The Thirty-Eight Hundred Fund, LLC

Notes to Financial Statements (continued)

November 30, 2011

11. Change in Auditor

At a meeting held on November 17, 2011, the Board of Directors of The Thirty-Eight Hundred Fund LLC (the “Fund”) appointed BBD, LLP as the independent registered public accounting firm to the Fund for the 2011 fiscal year to replace the firm of KPMG, LLP.

The reports of KPMG, LLP on the Fund’s financial statements for the fiscal years ended November 30, 2010 and November 30, 2009 contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Fund’s fiscal years ended November 30, 2010 and November 30, 2009, there were no disagreements between the Fund and KPMG, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures which, if not resolved to the satisfaction of KPMG, LLP, would have caused KPMG, LLP to make reference thereto in its report nor were there any “reportable events” as that term is described in Item 304 (a)(1)(v) of Regulation S-K.

The Fund requested that KPMG, LLP furnish it with a letter addressed to the Securities and Exchange Commission stating whether or not it agrees with the above statements. A copy of such letter, dated January 26, 2012 is filed as an exhibit to Form N-SAR.

12. Subsequent Event

On January 3, 2012 Compushare Limited began providing transfer agency services to the Fund in connection with the sale of BONY’s shareowner services unit.

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available. Management has determined that there are no material events, that would require disclosure in the Fund’s financial statements.

The Thirty-Eight Hundred Fund, LLC

Financial Highlights

These financial highlights reflect selected data for a common share outstanding throughout each period.

				For the Period
	For the Year	For the Year	For the Year	January 1, 2008
	Ended	Ended	Ended	through
	November 30, 2011	November 30, 2010	November 30, 2009	November 30, 2008

Net Asset Value, beginning of period	$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80	$38,391,405.40

Income from Investment Operations :
Net investment income(a)	128,829,309.40	153,090,083.00	146,514,221.20	76,617,181.60
Net realized and unrealized gain/(loss) on investments	(69,455,748.40)	123,086,884.60	293,947,463.80	(178,205,659.40)
Total from investment operations	59,373,561.00	276,176,967.60	440,461,685.00	(101,588,477.80)

Distributions paid to shareholder:
Net investment income	(268,475,449.60)	(2,298,005.80)	(234,673,289.60)	—
Net realized gain	(106,207.00)	(501,509.20)	(17,132,550.20)	—
Return of capital	(231,418,343.40)	—	—	(5,112.80)
Total distributions paid to shareholder	(500,000,000.00)	(2,799,515.00)	(251,805,839.80)	(5,112.80)

Effect of contributed additional paid-in capital	—	—	320,000,000.00	1,760,000,000.00

Net Asset Value, end of period	$2,038,204,673.60	$2,478,831,112.60	$2,205,453,660.00	$1,696,797,814.80

Net assets, end of period (000’s omitted)	$10,191,023	$12,394,156	$11,027,268	$8,483,989

Ratio of net investment income to average net assets	5.72%	6.49%	7.47%	5.61	%(b)(f)

Ratio of expenses to average net assets	0.11%	0.10%	0.13%	0.11	%(b)(f)

Total Return(c)	2.52%	12.53%	25.98%	(264.63	)%(b)(e)
Internal Rate of Return(d)	2.69%	12.53%	24.99%	(7.48	)%(b)

Portfolio Turnover Rate	19%	14%	24%	75	%(e)

(a)	Calculated based on average shares outstanding during the period.
(b)	Calculated for the period February 14, 2008 (commencement of investment operations) through November 30, 2008.
(c)	The Fund’s total return calculation excludes the effects of the additional paid-in capital contributions from the Fund’s ending net asset value per share.
(d)

The Internal Rate of Return (“IRR”) is computed based on the net asset value at the beginning of the period, the actual dates of all cash inflows (capital contributions) and outflows (cash distributions) during the period, and the ending net asset value at the end of the period.

(e)	Not annualized.
(f)	Annualized.

The accompanying notes are an integral part of these financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of The Thirty Eight Hundred Fund, LLC

We have audited the accompanying statement of assets and liabilities of The Thirty-Eight Hundred Fund, LLC (the “Fund”), including the portfolio of investments, as of November 30, 2011, and the related statement of operations, the statement of changes in net assets, the statement of cash flows, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended November 30, 2010 and the financial highlights for each of the years or period in the three-year period ended November 30, 2010 were audited by other auditors whose report dated January 28, 2011 express an unqualified opinion on such financial statements and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2011 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Thirty-Eight Hundred Fund, LLC as of November 30, 2011, and the results of its operations, the changes in its net assets, its cash flows and its financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

January 26, 2012

The Thirty-Eight Hundred Fund, LLC
Directors and Officers of the Fund (unaudited)

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of	Principal Occupation(s)	Overseen	Trusteeships
Year Born	With Fund	Time Served	During Past Five Years	by Director	Held
INTERESTED DIRECTORS/OFFICERS

Joseph R. York (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1968	Director, Chief Executive Officer, Principal Executive Officer, President and Chairman of the Board	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Managing Director of Wells Fargo’s Investment Portfolio Group since April 2003; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Garth H. Wahlberg (1) 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1956	Director, Senior Vice President and Secretary	Since February 2008 (2)	Portfolio Manager of the Investment Adviser since February 2008; Senior Portfolio Manager of Wells Fargo’s Investment Portfolio Group since November 1999; Director and Officer of several Wells Fargo subsidiaries, including the Feeder Fund.	1	N/A

Abhinav Shah (1) 5 The North Colonnade Canary Wharf London, E14 4BB United Kingdom Year Born: 1974	Director	Since February 2008	Director, Barclays Capital (investment bank) since 2004; Director, Société Générale (financial services firm) 2001- 2004. Barclays Capital is a division of Barclays, the placement agent for the Notes.	1	N/A

INDEPENDENT DIRECTORS AND OFFICERS

Brent C. Arvidson Three Canal Plaza Suite 100 Portland, ME 04101 Year Born: 1969	Treasurer and Chief Financial Officer	Since November 2011

Director, Foreside Management Services, LLC (since 2010); Head of Fund Reporting, Assistant Treasurer, Fund Administration, Grantham, Mayo Van Otterloo & Co. LLC (1997 to 2009). Mr. Arvidson serves as an officer to other unaffiliated mutual funds or closed end funds for which the Distributor (or its affiliates) act as distributor or provider of other services.

					N/A

				Number of	Other
				Funds	Directorships/
Name, Address and	Position	Length of Time	Principal Occupation(s)	Overseen	Trusteeships
Year Born	With Fund	Served	During Past Five Years	by Director	Held
Peter R. Guarino 9 Terison Drive Suite 100 Falmouth, ME 04105 Year Born: 1958	Chief Compliance Officer	Since February 2008	President of IM Compliance, LLC, since October 2008; Managing Director of Foreside Compliance Services, LLC 2004-October 2008.		N/A

Gail A. Hanson 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1942	Director	Since February 2008	Retired; prior thereto, Counsel and Vice President—Regulatory Administration, PFPC Inc. (provider of processing, technology and business solutions for the global investment industry).	1	N/A

Karl-Otto Hartmann 3800 Howard Hughes Parkway Suite 900 Las Vegas, NV 89169-0925 Year Born: 1955	Director	Since February 2008	Attorney at Law, Fund Directors Counsel, since 2009; founder and Chief Executive Officer, IntelliMagic®,LLC (consulting services) since 2005; Chief Operating Officer of East Hill Holding Company, LLC and its operating subsidiaries, East Hill Management, LLC and East Hill Advisors, LLC (investment advisers) 2007- 2009; Senior Vice President, General Counsel and Director, J.P. Morgan Investor Services 1991-2005.	1	Trustee and audit committee chair, FocusShares Trust (exchange- traded funds)

(1)                                  Messrs. York and Wahlberg are each an “interested person” of the Fund, as defined in Section 2(a)(19) of the 1940 Act as a result of their affiliation with the Investment Adviser and Wells Fargo and other Wells Fargo-related entities. Mr. Shah is an interested person of the Fund as a result of his affiliation with Barclays and other Barclays-related entities.

(2)                                  Mr. Wahlberg served as Chief Financial Officer, Senior Vice President and Secretary of the Fund’s predecessor entity since April 2003. Mr. York served as President and Chief Executive Officer of the Fund’s predecessor entity since February 2006.

The Fund’s statement of additional information includes additional information about the Fund’s directors, and is available upon request by calling the Fund collect at (702) 791-6346.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Fund’s first and third fiscal quarters. When available, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330.

The Thirty-Eight Hundred Fund, LLC

Additional Information (unaudited)

November 30, 2011

Investment Advisory Agreement

Wells Capital Management Inc. (the “Investment Adviser”), located at 525 Market Street, 10th Floor, San Francisco, CA 94105, serves as the investment adviser to The Thirty-Eight Hundred Fund, LLC (the “Fund”) pursuant to an investment advisory agreement with the Fund dated as of March 24, 2009 (the “Advisory Agreement”). The Investment Adviser is subject to the oversight of the Fund and the Fund’s board of directors (the “Board of Directors”). The Investment Adviser is registered under the Investment Advisers Act of 1940, as amended, and is a wholly-owned subsidiary of Wells Fargo Bank, N.A, which in turn is a wholly-owned subsidiary of Wells Fargo & Company, a diversified financial services company. The Investment Adviser was created in 1996 from existing institutional businesses whose investment management teams have been in place since 1987, and manages assets for institutional investors such as corporations, mutual funds, pension plans, endowments, public agencies, educational organizations, insurers, and health care companies. The Investment Adviser employs a range of investment strategies to manage equity, fixed income, balanced, quantitative, short-duration and customized portfolios.

Pursuant to the Advisory Agreement, the Investment Adviser, subject to the supervision of the Fund and the Board of Directors, is responsible for managing the Fund’s investments, including the purchase, retention and disposition of assets. The Advisory Agreement provides that the Investment Adviser shall not be liable for any loss suffered by the Fund or its shareholders, except by reason of its own willful misfeasance, bad faith or negligence, or from its reckless disregard of its duties under the Advisory Agreement. The Advisory Agreement is terminable by the Fund at any time, without penalty, either by action of the Board of Directors or upon a vote of the holders of a majority of the outstanding voting securities of the Fund upon 60 days’ prior written notice to the Investment Adviser. The Advisory Agreement is also terminable by the Investment Adviser with 90 days’ prior written notice to the Fund, and will terminate automatically in the event of its “assignment,” as defined in the 1940 Act, including in the event of a change of control or sale of the Investment Adviser. The Advisory Agreement continues in force until January 29, 2012, and may be continued from year to year thereafter only as long as such continuance is approved annually by (a) the vote of a majority of the Board of Directors, including a majority of the directors who are not parties to the contract or interested persons of such parties (the “Independent Directors”); or (b) the vote of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act).

The Board of Directors considered the renewal of the Advisory Agreement on November 17, 2011 at an in-person meeting called for the purpose of considering the renewal of the Advisory Agreement at which employees of the Investment Adviser provided presentations to the Board of Directors and responded to questions. Also at that meeting, the Board of Directors reviewed and discussed the materials from the Investment Adviser that were sent to the Board of Directors in advance of their meeting, as well as materials provided at the meeting. These materials and presentations contained information regarding, among other things: (i) the nature, extent and quality of the advisory services to be provided; (ii) the performance of the Fund; (iii) the anticipated profitability to the Investment Adviser from its relationship with the Fund and the cost of services and the extent to which economies of scale would likely be realized as Fund assets increase; (iv) any “fall out” or ancillary benefits to the Fund from its relationship with the Adviser; (v) comparative fee and expense data; and (vi) additional factors including the consideration of the single equity shareholder’s satisfaction with the Investment Adviser, the investment objective and strategies of the Fund, the current climate of the financial services industry, and the effect of the current volatility of debt markets.

The Board of Directors reviewed and discussed these various factors, none of which alone was considered dispositive. In reaching its determination to approve the Advisory Agreement, however, the Board of Directors relied primarily on the material factors discussed below, which the Board of Directors considered in light of the presentations and the materials provided prior to and at the meeting.

Nature, Extent and Quality of Services Provided

With the Fund’s investment objective and principal investment strategies in mind, the Board of Directors reviewed data regarding the Investment Adviser’s personnel and investment operations, including: the education, experience and number of the Investment Adviser’s investment personnel; the adequacy and sophistication of the Investment Adviser’s technology and systems with respect to investment and administrative matters; and the estimated time and attention of the Investment Adviser’s investment personnel devoted to the Fund.

The Board of Directors considered the specific services to be provided to the Fund under the Advisory Agreement, including the responsibilities associated with making day-to-day investment decisions for the Fund and observing the policies and restrictions established for the Fund, as well as complying with applicable securities laws and regulations. The Board of Directors reviewed the services that the Investment Adviser provided to the Fund, in addition to managing the Fund’s investments, including voting the proxies of securities held as Fund assets (if any), maintaining certain books and records, supervising the pricing of the Fund’s portfolio and calculation of net asset value, managing the Fund’s relationships with third parties, including its custodian, and providing such periodic and special reports, balance sheets or financial information as the Fund might reasonably request.

The Board of Directors compared the past performance of the Investment Adviser in managing other accounts with a similar investment objective to the Fund, and discussed the potential for conflicts of interest between the Fund and the Investment Adviser. In addition, the Board of Directors considered that the Investment Adviser did not use the Fund’s brokerage to pay for research products and services (i.e., the use of “soft dollars”). The Board of Directors also reviewed the Investment Adviser’s practices in monitoring compliance with the Fund’s investment restrictions and procedures to review portfolio valuations. The Board of Directors considered that the Investment Adviser has not experienced any material performance, operational or other issues in providing advisory services since the Board of Directors’ last approval of the Advisory Agreement.

The Board of Directors concluded that the nature, extent and quality of the services the Investment Adviser would provide to the Fund would be appropriate and consistent with the terms of the Advisory Agreement. They also concluded that the Investment Adviser had sufficient personnel, with appropriate education and experience, to serve the Fund effectively and that the Investment Adviser had demonstrated a continuing ability to attract and retain well- qualified personnel.

Performance of the Fund

The Board of Directors also reviewed the performance of the Fund. The directors noted that the Investment Adviser does not manage other accounts that it considers to be similar to the Fund, particularly in light of: (1) the Fund’s closed-end structure, (2) specific investment guidelines and strategy mandates of the Fund; and (3) the composition and weightings of various asset class strategies among portfolio managers. The Board of Directors discussed comparative information related to other funds which exhibit some structural or strategic attributes similar to the Fund (“Comparable Funds”).

The Board of Directors examined the Fund’s performance in relation to the Comparable Funds, and in comparison to the Barclays Capital US Aggregate Bond Index, and noted that the Fund’s return was similar to or higher than the Comparable Funds when calculated on the basis of excess return (returns in excess of the benchmark’s returns), calendar year return, and cumulative return. The Board of Directors considered that the Fund’s performance was also affected by portfolio management mandates or trading decisions distinctive to the Fund that were deployed during the applicable performance review period, as well as the actual performance of specific asset or asset classes that may not correlate directly to the holdings of the Comparable Funds.

Profitability to the Investment Adviser, Cost of Services and Economies of Scale

The Board of Directors reviewed the profitability of the Investment Adviser vis-à-vis the Fund. The Board of Directors considered the financial condition and stability of the Investment Adviser and discussed the compensation of the Investment Adviser’s personnel and the potential of “fall-out” benefits that might be provided to the Investment Adviser or its affiliates.

The Board of Directors reviewed the advisory fee structure for the Fund, in light of the services to be furnished to the Fund by the Investment Adviser pursuant to the Advisory Agreement. The Board of Directors also considered: the Investment Adviser’s method of computing fees; recognition of economies of scale as reflected in basic fees and breakpoints related to asset growth; and the frequency of the payment of fees. The Board of Directors scrutinized the actual fee schedule established in the Advisory Agreement, which provides that the Fund will pay the Investment Adviser a monthly fee, based on a reduction at breakpoints as assets increase, at an annual rate equal to a maximum of 0.05% (and a minimum of 0.01%) of the average daily value of the Fund’s assets managed by the Investment Adviser during each month for the services and facilities provided.

The Board of Directors also considered the overall estimated expense ratio of the Fund, discussing, among other factors: the effect of advisory and other fees on the Fund’s total expenses; and the Fund’s expenses and expense ratios and fees paid by the Fund to service providers other than the Investment Adviser, including the Fund’s custodian, transfer agent and administrative agent.

Comparative Fee and Expense Data

In light of the specific characteristics of the Fund, the Board of Directors noted the difficulty of finding precise comparative funds. However, the Board of Directors was able to compare the Fund’s advisory fees with those of the Comparable Funds. The Board of Directors recognized that the fees charged by the Fund’s Investment Adviser were reasonable on both an absolute and a comparative level.

Additional Factors

The Board of Directors took into account the views of the Fund’s single shareholder, regarding the shareholder’s satisfaction with the Fund’s performance, advisory fee structure and Investment Adviser. The Board of Directors also discussed the Fund’s performance in light of the current economic climate and the current volatility of the debt markets.

After full consideration of the above factors, the Board of Directors determined that the fees to be paid by the Fund under the Advisory Agreement were fair and reasonable, particularly taking into account the quality of services expected to be provided by the Investment Adviser. They noted that the advisory fee schedule for the

Fund included sliding scale breakpoints based on growth in asset size, and as such reflected the sharing of economies of scale between the Investment Adviser and the Fund and its shareholder. The Board of Directors similarly concluded that the overall estimated expense ratio for the Fund was fair and reasonable given the anticipated quality of the Investment Adviser’s services. Accordingly, the Board of Directors, including the Independent Directors voting separately, unanimously approved the renewal of the Fund’s Advisory Agreement for a one year period through January 29, 2013.

Shareholder Vote Results

The Thirty-Eight Hundred Fund, LLC (the “Fund”) held a special meeting of its common shareholders on August 18, 2011.  The purpose of the meeting was to vote on a temporary deviation from the Funds fundamental policy on industry concentration, as required by Section 13(a)(3) of the Investment Company Act of 1940. The Fund’s equity shareholder attended in person, and no proxies, consents, or authorizations were solicited.

At the meeting, the following resolution was considered:

RESOLVED, The Thirty-Eight Hundred Fund, LLC (the “Fund”) is hereby authorized pursuant to Section 13(a)(3) of the Investment Company Act of 1940 to deviate from its policy in respect to concentration of investments in a particular industry or group of industries as recited in its registration statement dated May 30, 2008 (the “Concentration Policy”), in accordance with the following terms: (a) the Fund may purchase non-agency residential mortgage backed securities (“RMBS”) in excess of 25% of its total assets provided that immediately after the purchase and as a result thereof, the value of the Fund’s investments in RMBS is equal to or below 33% of the current value of the Fund’s total assets; (b) the Fund may engage in this deviation from its Concentration Policy for a one-year period commencing on August 25, 2011; and (c) as of August 25, 2012, the Fund may no longer make any new investment in RMBS unless such investment is in accordance with its Concentration Policy. Notwithstanding the forgoing, as of August 25, 2012, the Fund may continue to hold investments in RMBS in excess of its Concentration Policy.

The Fund’s equity shareholder cast 5 votes in favor of the resolution, which represented one-hundred percent of the Funds outstanding voting securities. There were no negative votes cast on the matter. There were no abstentions or broker non-votes.

The Fund held a special meeting of its common shareholders on November 17, 2011. The purpose of the meeting was to vote on the renewal of the investment advisory agreement between the fund and its investment adviser through January 29, 2013, and to approve the appointment of BBD, LLP (“BBD”) as the Fund’s independent auditor.

The Fund’s equity shareholder cast 5 votes in favor of each of the resolutions, which represented one-hundred percent of the Funds outstanding voting securities. There were no negative votes cast on the matter. There were no abstentions or broker non-votes.

Proxy Voting Policies, Procedures and Records

A description of the Fund’s proxy voting policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s proxy voting records for the prior twelve-month period ended June 30 are available, without charge and upon request, by calling collect at (702) 791-6346 and on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third quarters of each fiscal year on Form N-Q. Copies of the filings are available without charge and upon request on the SEC’s website at www.sec.gov.  You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public

Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to publicinfo@sec.gov.

THIS DOCUMENT IS FOR INFORMATIONAL PURPOSES ONLY AND IS NOT AN OFFER OR SOLICITATION WITH RESPECT TO THE PURCHASE OR SALE OF ANY SECURITY. THIS DOCUMENT IS INTENDED ONLY FOR THE PERSON TO WHOM IT HAS BEEN DISTRIBUTED, IS STRICTLY CONFIDENTIAL AND MAY NOT BE REPRODUCED OR REDISTRIBUTED IN WHOLE OR IN PART NOR MAY ITS CONTENTS BE DISCLOSED TO ANY OTHER PERSON UNDER ANY CIRCUMSTANCES. THIS DOCUMENT IS NOT INTENDED TO CONSTITUTE LEGAL, TAX, OR ACCOUNTING ADVICE OR INVESTMENT RECOMMENDATIONS.

Item 2. Code of Ethics.

(a)           The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is filed as an exhibit to this report on Form N-CSR under Item 12(a)(1).  A copy of the Code of Ethics is available without charge by submitting a written request to:

3800 Howard Hughes Pkwy, Suite 900

Las Vegas, NV 89169

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the Registrant’s Board of Directors has determined that Karl-Otto Hartmann is qualified to serve as an Audit Committee Financial Expert serving on its Committee and is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees for the Registrant’s fiscal years ended November 30, 2011, and November 30, 2010, for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements and for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $68,000 and $140,000, respectively.

(b)           Audit-Related Fees.  The aggregate fees billed for the Registrant’s fiscal years ended November 30, 2011, and November 30, 2010, for professional services rendered by the principal accountant for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $0 and $3,000, respectively.

(c)           Tax Fees.  The aggregate fees billed for the Registrant’s fiscal years ended November 30, 2011, and November 30, 2010, for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were approximately $5,000 and $8,000, respectively.

(d)           All Other Fees.  All other aggregate fees billed for the Registrant’s fiscal years ended November 30, 2011, and November 30, 2010 were $3,000 and $0, respectively.

(e)(1)       Registrant’s audit committee meets with the principal accountants and management to review and pre-approve all audit services to be provided by the principal accountants.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenues paid to the principal accountants by the registrant during the fiscal year in which the services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

The audit committee shall pre-approve all non-audit services to be provided by the principal accountants to the investment adviser where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant; provided that the pre-approval requirement does not apply to non-audit services that (i) were not identified as such at the time of the pre-approval and (ii) do not aggregate more than 5% of total revenue paid to the principal accountants by the registrant for all services and by the registrant’s investment adviser for services where the nature of the services provided have a direct impact on the operations or financial reporting of the registrant during the fiscal year in which those services are provided, if the audit committee approves the provision of such non-audit services prior to the completion of the audit.

(e)(2)       None of the services described in each of paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.  No fees were required to be approved by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 Regulation S-X.

(f)            Not Applicable.

(g)           For the fiscal years ending November 30, 2011, and November 30, 2010, the Fund’s auditor did not render non-audit services to the Registrant, or to the Registrant’s Investment Adviser or any entity controlling, controlled by or under common control with the adviser.

(h)           For the fiscal years ending November 30, 2011, and November 30, 2010, the auditor did not provide non-audit services to the Fund’s investment adviser or any entity controlling, controlled by or under common control with the investment adviser.  No further disclosures are required by this Item 4(h).

Item 5. Audit Committee of Listed Registrants.

(a)           The Registrant is not a listed company within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.  No disclosures are required by this Item 5(a).

(b)           Not Applicable.

Item 6.  Investments

(a) The schedule is included as a part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Board of Directors (the “Board”) has delegated the voting of proxies relating to the Fund’s portfolio holdings to Wells Capital Management Incorporated (the “Investment Adviser”) pursuant to the Investment Adviser’s Proxy Voting Policies and Procedures. The Investment Adviser exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governance laws and investment policies of the Fund. While portfolio holdings are not purchased to exercise control or to seek to effect corporate change through share ownership, the Investment Adviser supports sound corporate governance practices within companies in which they invest.

Because the Fund invests primarily in discounted and interest-bearing, fixed income securities, it would be a rare event for the Fund to receive a proxy from an issuer. However, in such an event, the Investment Adviser would utilize an independent third-party (the “Third Party”), currently RiskMetrics Group (formerly called Institutional Shareholders Services), for voting proxies and proxy voting analysis and research. The Third-Party votes proxies in accordance with the Investment Adviser’s Proxy Guidelines established by the Board. To fulfill its fiduciary duties with respect to proxy voting, the Investment Adviser has designated an officer to administer and oversee the proxy voting process and to monitor the Third-Party to ensure its compliance with the Proxy Guidelines. The Investment Adviser believes that, in most instances, material conflicts of interest can be minimized through a strict and objective application by the Third-Party of the Proxy Guidelines. In cases where the Investment Adviser is aware of a material conflict of interest regarding a matter that would otherwise require its vote, it will defer to the Third-Party as to how to vote on such matter in accordance with the voting guidelines of the Third-Party. In addition, the Investment Adviser will seek to avoid any undue influence as a result of any material conflict of interest that may exist between the interests of a client and the Investment Adviser and any of its affiliates. To that end, for any Wells Fargo Bank, N.A. proxy, shares will be voted as directed by an independent fiduciary engaged by Wells Fargo.

No later than August 31 of each year, information regarding how the Investment Adviser, on behalf of the Fund, voted proxies relating to the Fund’s portfolio securities for the 12 months ended the preceding June 30 will be available without charge by calling 1-800-736-2316 or on the SEC’s website at www.sec.gov. A copy of the Investment Adviser’s Proxy Voting Policies and Procedures also is available without charge by calling 1-800-736-2316.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

As of the date of filing of this Report on Form N-CSR, Messrs. Joseph R. York, Garth H. Wahlberg, David D. Sylvester and Laurie White are primarily responsible for the management of the Registrant’s portfolio.

Joseph R. York is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. York has over ten years experience in the U.S. fixed income and derivative markets, holding various positions with Wells Fargo and its affiliates. Currently, he is a Managing Director in Wells Fargo’s Investment Portfolio Group and manages a team of investment professionals based in Las Vegas, NV. He has day to day trading responsibility for fixed income portfolios aggregate value of $111 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and Thirty-Eight Hundred Investments Limited (the “Feeder Fund”). He has a bachelor’s degree in finance from the University of Southern California and Master’s degree in finance from Washington University’s Olin School.

Garth H. Wahlberg is a director and officer of the Fund and has been a portfolio manager at the Investment Adviser since February 2008. Mr. Wahlberg is a Senior Portfolio Manager in Wells Fargo’s Investment Portfolio Group based in Las Vegas, NV. He is part of a team of investment professionals with day to day trading responsibility for fixed income portfolios aggregate value of $111 billion. He is also a director and officer of several Wells Fargo subsidiaries, including Sagebrush Asset Management, Inc. and the Feeder Fund. Over the past 29 years, he has held various positions with Wells Fargo and its affiliates as a fixed income trader and portfolio manager. He graduated from California State University — San Diego with a bachelor’s degree in finance.

David D. Sylvester is an Executive Vice President and portfolio manager at the Investment Adviser. He has over 27 years of investment experience, and currently co-manages Wells Capital Management’s liquidity management team. In this role, he specializes in managing short duration fixed income assets. Mr. Sylvester started his career as a fixed income manager at the National Bank of Detroit. In 1979 he joined Norwest Corporation, which merged with Wells Fargo, as a fixed income portfolio manager and trader and later became manager of the fixed income institutional group. Mr. Sylvester began to specialize in short-term investments in 1987. He attended the University of Detroit, Mercy, is a member of the Treasury Management Association, and is a frequent speaker at national conferences related to short duration asset management.

Laurie White is a Managing Director at the Investment Adviser, where she is responsible for managing all money market funds. She has experience in managing a wide variety of assets in mutual funds, private accounts and collective trust funds. Before joining Norwest Investment Management, which combined its investment advisory practice with Wells Capital Management in 1999, she was a portfolio manager for Richfield Bank & Trust, Co., Richfield, MN. Earlier, Laurie was an investment analyst for trust investments at Bull HN Information Systems, Minneapolis, MN, managing pension assets. She earned her bachelor’s degree from Carleton College, Northfield, MN and her master’s degree from the University of Minnesota, Twin Cities.

The following table indicates the type of, number of, and total assets in accounts managed by the Fund’s portfolio managers, not including the Fund. The accounts described below include accounts that a portfolio manager manages in a professional capacity as well as accounts that a portfolio manager may manage in a personal capacity, if any, which are included under “Other Accounts.” Information is shown as of November 30, 2010. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
David D. Sylvester	8	$119.7 billion	3	$19.9 billion	—	—
Laurie White	8	$119.7 billion	3	$19.9 billion	—	—
Joseph R. York	—	—	—	—	49	$129.3 billion
Garth H. Wahlberg	—	—	—	—	49	$129.3 billion

The following table indicates the number and total assets managed of the above accounts for which the advisory fee is based on the performance of such accounts. Information is shown as of November 30, 2011. Asset amounts are approximate and have been rounded.

	Registered Investment
	Companies (excluding		Other Pooled
	the Fund)		Investment Vehicles		Other Accounts
	Number of	Total Assets in	Number of	Total Assets in	Number of	Total Assets in
Portfolio Manager	Accounts	the Accounts	Accounts	the Accounts	Accounts	the Accounts
Joseph R. York	—	—	—	—	49	$129.3 billion
Garth H. Wahlberg	—	—	—	—	49	$129.3 billion

POTENTIAL CONFLICTS OF INTEREST

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have a different investment objective, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interests, the Investment Adviser has adopted and implemented policies and procedures that it believes addresses the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably. Additionally, the Investment Adviser has adopted a code of ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Advisers Act to address potential conflicts associated with managing the Fund and any personal accounts the portfolio manager may maintain.

FUND’S PORTFOLIO MANAGERS COMPENSATION

The portfolio managers are compensated by the Investment Adviser with a fixed cash salary, pension and retirement plan. The portfolio managers receive incentive bonuses and/or stock options based in part on pre-tax annual and historical portfolio performance. Bonus allocations depend on fund performance, individual job objectives and overall profitability of the business. Portfolio performance is measured against the 1-month LIBOR rate. Bonuses also are based on an evaluation of contribution to client retention, asset growth and business relationships. Incentive bonuses for research analysts also are evaluated based on the performance of the sectors that they cover in the portfolio and their security recommendations. Investment team compensation is directly linked to the value added to the clients’ portfolios as measured by the benchmark noted above. Long-term investment professionals with proven success also may participate in a revenue sharing program that is tied to the success of their respective investment portfolios. Mr. York and Mr. Wahlberg also receive compensation from Wells Fargo and other Wells Fargo-related entities.

OWNERSHIP OF SECURITIES OF THE REGISTRANT

As of November 30, 2011, no portfolio manager directly or indirectly beneficially owned Common Shares.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s Chief Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b)         There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)  Code of Ethics (Exhibit filed herewith).

(a)(2) Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(a)under the Act, and pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(b)        Certifications of the Registrant’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 30a-2(b) under the Act, and pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Thirty-Eight Hundred Fund, LLC

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	February 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph R. York

Name:	Joseph R. York

Title:	Director and Chief Executive Officer

Date:	February 6, 2012

By:	/s/ Brent C. Arvidson

Name:	Brent C. Arvidson

Title:	Treasurer and Chief Financial Officer

Date:	February 6, 2012